Non-current assets - Property, Plant and Equipment	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Non-current assets - Property, Plant and Equipment

Note 4 Non-current assets – Property, plant and equipment

	Consolidated
	June 30, 2024	December 31, 2023
	US$	US$

Plant and equipment - at cost	27,767,041	27,520,756
Plant and equipment - accumulated depreciation	(7,475,506)	(6,316,755)
	20,291,535	21,204,001

Leasehold improvements - at cost	1,430,580	1,430,580
Leasehold improvements - accumulated depreciation	(1,138,223)	(1,005,810)
	292,357	424,770

Buildings - at cost	47,638,775	47,866,171
Buildings - accumulated depreciation	(4,706,159)	(4,079,942)
	42,932,616	43,786,229

Land - at cost	2,306,346	2,330,826
Construction work in progress - at cost	80,862,357	72,047,622
Balance	146,685,211	139,793,448

Note 4 Non-current assets – Property, plant and equipment (continued)

	Land	Buildings	Leasehold improvements	Plant and equipment	Construction work in progress	Total
	US$	US$	US$	US$	US$	US$
Half-year ended June 30, 2024
Opening net book amount	2,330,826	43,786,229	424,770	21,204,001	72,047,622	139,793,448
Additions	-	-	-	354,543	8,993,530	9,348,073
Disposals	-	-	-	(46,525)	-	(46,525)
Transfers	-	-	-	173,147	(173,147)	-
Depreciation charge	-	(650,753)	(132,413)	(1,224,618)	-	(2,007,784)
Exchange differences	(24,480)	(202,860)	-	(169,013)	(5,648)	(402,001)
Closing net book amount	2,306,346	42,932,616	292,357	20,291,535	80,862,357	146,685,211

During the six months ended June 30, 2024, the Group continued to invest to meet its production capacity plans at its Riverside facility through the purchase of additional furnace systems and other production equipment.

Capital Commitments

Total commitments in respect of capital expenditure as of June 30, 2024 are $25,046,801 (December 31, 2024: $9,321,453).